Property and Equipment (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Property and Equipment [Abstract]
Purchase of property and equipment	€ 9,008	€ 1,996
Depreciation of property and equipment	€ 5,937	€ 5,829